Long-Term Debt - Summary Of Partnerships Outstanding Debt Repayable- Additional Information (Details) - Partnership's Loan Agreements	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Minimum
Long-Term Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread on variable rate		2.00%
Maximum
Long-Term Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread on variable rate		2.40%
Average
Long-Term Debt
Spread on variable rate	2.00%	2.00%